December 2, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Trust’s Prospectuses and Statements of Additional Information related to its series, Calamos S&P 500® Structured Alt Protection ETF® – January, Calamos S&P 500® Structured Alt Protection ETF® – February, Calamos S&P 500® Structured Alt Protection ETF® – March, Calamos S&P 500® Structured Alt Protection ETF® – April, Calamos S&P 500® Structured Alt Protection ETF® – May, Calamos S&P 500® Structured Alt Protection ETF® – June, Calamos S&P 500® Structured Alt Protection ETF® – July, Calamos S&P 500® Structured Alt Protection ETF® – August, Calamos S&P 500® Structured Alt Protection ETF® – September, Calamos S&P 500® Structured Alt Protection ETF® – October, Calamos S&P 500® Structured Alt Protection ETF® – November, Calamos S&P 500® Structured Alt Protection ETF® – December, Calamos Nasdaq-100® Structured Alt Protection ETF® – March, Calamos Nasdaq-100® Structured Alt Protection ETF® – June, Calamos Nasdaq-100® Structured Alt Protection ETF® – September, Calamos Nasdaq-100® Structured Alt Protection ETF® – December, Calamos Russell 2000® Structured Alt Protection ETF® – January, Calamos Russell 2000® Structured Alt Protection ETF® – April, Calamos Russell 2000® Structured Alt Protection ETF® – July, and Calamos Russell 2000® Structured Alt Protection ETF® – October, dated November 28, 2025, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on November 21, 2025.

If you have any questions concerning this filing, please call me at 630-245-1105.

Sincerely,

/s/ Susan L. Schoenberger
Susan L. Schoenberger, Esq.
Assistant Secretary of the Trust

cc:	John P. Calamos, Sr.
Erik D. Ojala, Esq.
J. Christopher Jackson, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP
Lawrence Zmerega, Esq., Ropes & Gray LLP